Jul. 31, 2026
Capital Group U.S. Large Value ETF
Investment objective
The fund’s investment objective is to seek capital appreciation.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses1 (expenses that you pay each year as a percentage of the net asset value of your investment)

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the net asset value of your investment)
Management fees	0.33%
Other expenses[2]	0.00
Total annual fund operating expenses	0.33

[1] The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

[2] Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$34	$106	$185	$418

1 year	3 years	5 years	10 years
$34	$106	$185	$418

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the period from June 24, 2025 (commencement of operations) to the end of the most recent fiscal year, the fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets in common stocks and other equity-type securities (including preferred stock, convertible securities and hybrid securities) of large, value companies in the United States. The investment adviser currently defines “large companies” to be companies whose market capitalizations typically fall within the range of the Russell 1000 Index. As of June 30, 2026, the smallest company for the Russell 1000 Index had a market capitalization of approximately $776.8 million and the largest company for the Russell 1000 Index had a market capitalization of approximately $4.8 trillion. The market capitalization of the companies included in the Russell 1000 Index will change with market conditions. The investment adviser currently defines “value companies” to be companies that are included in the Russell 1000 Value Index or appear to be temporarily undervalued by the stock market, but have the potential for capital appreciation across the value spectrum, based on valuation metrics such as adjusted price-to-earnings ratios, price-to-free-cash-flow ratios, price-to-book ratios, and dividend yields. The fund strives to maintain a fully invested portfolio.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, a portfolio is divided into segments managed by individual managers. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results
Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.